Financial Risk Management (Tables)	12 Months Ended
Jul. 31, 2018
Financial Risk Management
Disclosure of Information About Liquidity Risk Obligations

The following obligations existed at July 31, 2018:

	Total	Less than 1 year	1-5 years
Due to related party (note 8)	$2,916,973	$2,916,973	$–
Total	$2,916,973	$2,916,973	$–

The following obligations existed at July 31, 2017:

	Total	Less than 1 year	1-5 years
Amounts payable and other liabilities (note 6)	$1,323	$1,323	$–
Due to related party (note 8)	3,297,165	3,297,165	–
Total	$3,298,488	$3,298,488	$–